Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
iShares ESG MSCI EM Leaders ETF (LDEM)
(the “Fund”)
Supplement dated June 2, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of the Fund
MSCI has enhanced the existing methodology for the MSCI Selection Indexes (formerly MSCI ESG Leaders Indexes), which are MSCI’s Standard size‑segment indexes that serve as the foundation for the Fund’s existing custom underlying index.
Accordingly, the following methodology enhancements made to the MSCI Selection Indexes as part of MSCI’s May 2025 Annual Index Review are applied to the Fund’s custom underlying index as part of the regularly scheduled index rebalance on May 30, 2025 and effective at market open on June 2, 2025:
Change to the Fund’s “Principal Investment Strategies”
The third sentence of the first paragraph of the section entitled “Principal Investment Strategies” on page S‑1 of the Summary Prospectus and page S‑31 of the Prospectus is deleted in its entirety and replaced with the following:
The Index Provider begins with the MSCI Emerging Markets Index (the “Parent Index”) and excludes securities of companies involved in the business of alcohol, tobacco, gambling, nuclear power and weapons, palm oil, artic oil and gas, thermal coal and unconventional oil and gas businesses (e.g. thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, and producers and major retailers of civilian firearms based on revenue or percentage of revenue thresholds for certain categories (e.g. $1 billion or 50%) and categorical exclusions for others (e.g. nuclear weapons).
The first sentence of the fourth paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and page S‑32 of the Prospectus is deleted in its entirety and replaced with the following:
Following these eligibility screens, companies are then ordered within each Global Industry Classification Standard® (“GICS”) sector, first based on ESG ratings, current index membership, industry-adjusted ESG scores and then based on free float-adjusted market capitalization.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
iShares ESG MSCI EM Leaders ETF (LDEM)
(the “Fund”)
Supplement dated June 2, 2025 to the currently effective Summary Prospectus,
Prospectus, and Statement of Additional Information (“SAI”) of the Fund
MSCI has enhanced the existing methodology for the MSCI Selection Indexes (formerly MSCI ESG Leaders Indexes), which are MSCI’s Standard size‑segment indexes that serve as the foundation for the Fund’s existing custom underlying index.
Accordingly, the following methodology enhancements made to the MSCI Selection Indexes as part of MSCI’s May 2025 Annual Index Review are applied to the Fund’s custom underlying index as part of the regularly scheduled index rebalance on May 30, 2025 and effective at market open on June 2, 2025:
Change to the Fund’s “Principal Investment Strategies”
The third sentence of the first paragraph of the section entitled “Principal Investment Strategies” on page S‑1 of the Summary Prospectus and page S‑31 of the Prospectus is deleted in its entirety and replaced with the following:
The Index Provider begins with the MSCI Emerging Markets Index (the “Parent Index”) and excludes securities of companies involved in the business of alcohol, tobacco, gambling, nuclear power and weapons, palm oil, artic oil and gas, thermal coal and unconventional oil and gas businesses (e.g. thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, and producers and major retailers of civilian firearms based on revenue or percentage of revenue thresholds for certain categories (e.g. $1 billion or 50%) and categorical exclusions for others (e.g. nuclear weapons).
The first sentence of the fourth paragraph of the section entitled “Principal Investment Strategies” on page S‑2 of the Summary Prospectus and page S‑32 of the Prospectus is deleted in its entirety and replaced with the following:
Following these eligibility screens, companies are then ordered within each Global Industry Classification Standard® (“GICS”) sector, first based on ESG ratings, current index membership, industry-adjusted ESG scores and then based on free float-adjusted market capitalization.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.